E Shares [Member] Shareholder Fees - E Shares - S000012081 [Member] - C000034322 [Member]	Jul. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]

[1]	This charge is imposed on certain investments of between $1 million and $5 million redeemed within 12 months of purchase, with certain limited exceptions.